Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	570,700
Options exercised (in shares)	1,239	3,710
Ending balance (in shares)	547,300	570,700
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,768	7,777
Class A common shares conversion (in shares)	(3)	(9)
Options exercised (in shares)	0	0
Acquired and cancelled pursuant to normal course issuer bid (in shares)	0	0
Ending balance (in shares)	7,765	7,768
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	562,925	565,506
Class A common shares conversion (in shares)	3	9
Options exercised (in shares)	1,239	3,710
Acquired and cancelled pursuant to normal course issuer bid (in shares)	(24,639)	(6,300)
Ending balance (in shares)	539,528	562,925